UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

      /s/ David Rasiel     New York, NY     August 03, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,248,743 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103    93274  2463000 SH       SOLE                  2463000        0        0
BALL CORP                      COM              058498106     8197   181500 SH       SOLE                   181500        0        0
BERKLEY W R CORP               COM              084423102    27514  1281500 SH       SOLE                  1281500        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    58827  3548100 SH       SOLE                  3548100        0        0
DOLLAR TREE INC                COM              256746108    14503   344500 SH       SOLE                   344500        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    22461  1060000 SH       SOLE                  1060000        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     7378   544500 SH       SOLE                   544500        0        0
FASTENAL CO                    COM              311900104    38391  1157400 SH       SOLE                  1157400        0        0
FIRSTENERGY CORP               COM              337932107    12997   335400 SH       SOLE                   335400        0        0
FISERV INC                     COM              337738108    47378  1036500 SH       SOLE                  1036500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    53022  1681100 SH       SOLE                  1681100        0        0
INTEL CORP                     COM              458140100     4389   265200 SH       SOLE                   265200        0        0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     7367   588400 SH       SOLE                   588400        0        0
JOHNSON CTLS INC               COM              478366107    23075  1062400 SH       SOLE                  1062400        0        0
KBR INC                        COM              48242W106    35436  1921719 SH       SOLE                  1921719        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    15971   235600 SH       SOLE                   235600        0        0
LOCKHEED MARTIN CORP           COM              539830109   130411  1617000 SH       SOLE                  1617000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    28661   628400 SH       SOLE                   628400        0        0
MEDTRONIC INC                  COM              585055106     7397   212000 SH       SOLE                   212000        0        0
MENS WEARHOUSE INC             COM              587118100     9072   473000 SH       SOLE                   473000        0        0
ORACLE CORP                    COM              68389X105    52222  2438000 SH       SOLE                  2438000        0        0
PARKER HANNIFIN CORP           COM              701094104    11599   270000 SH       SOLE                   270000        0        0
PRECISION CASTPARTS CORP       COM              740189105   118640  1624533 SH       SOLE                  1624533        0        0
PRUDENTIAL FINL INC            COM              744320102     8129   218400 SH       SOLE                   218400        0        0
RAYTHEON CO                    COM NEW          755111507    64201  1445000 SH       SOLE                  1445000        0        0
RLI CORP                       COM              749607107    22292   497600 SH       SOLE                   497600        0        0
SEACOR HOLDINGS INC            COM              811904101    38478   511400 SH       SOLE                   511400        0        0
SMITH INTL INC                 COM              832110100    68928  2676800 SH       SOLE                  2676800        0        0
SONIC CORP                     COM              835451105    12806  1276800 SH       SOLE                  1276800        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    13905  1012000 SH       SOLE                  1012000        0        0
STANCORP FINL GROUP INC        COM              852891100    26724   931800 SH       SOLE                   931800        0        0
STRAYER ED INC                 COM              863236105    42095   193000 SH       SOLE                   193000        0        0
STRYKER CORP                   COM              863667101    28593   719500 SH       SOLE                   719500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    14731   853000 SH       SOLE                   853000        0        0
SYKES ENTERPRISES INC          COM              871237103    10100   558300 SH       SOLE                   558300        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6113   244700 SH       SOLE                   244700        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     3585   120600 SH       SOLE                   120600        0        0
WELLPOINT INC                  COM              94973V107    59881  1176678 SH       SOLE                  1176678        0        0